Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 113,665	$ 1,383	₨ 122,329	₨ 108,662
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	(50)	(1)	399	223
Net change in fair value of investment in equity instruments measured at fair value through OCI	705	9	8,710	1,216
Items that will not be reclassified to profit or loss in subsequent periods	655	8	9,109	1,439
Foreign currency translation differences
Foreign currency translation differences	16,590	202	4,121	(656)
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(133)	(2)	(158)	0
Other Items that will be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges	(180)	(2)	139	52
Net change in intrinsic value of option contracts designated as cash flow hedges	(212)	(3)	(100)	958
Net change in fair value of forward contracts designated as cash flow hedges	(2,488)	(30)	(292)	3,035
Net change in fair value of investment in debt instruments measured at fair value through OCI	(3,137)	(38)	(1,219)	1,851
Items that will be reclassified to profit or loss in subsequent periods	10,440	127	2,491	5,240
Total other comprehensive income, net of taxes	11,095	135	11,600	6,679
Total comprehensive income for the year	124,760	1,518	133,929	115,341
Total comprehensive income attributable to:
Equity holders of the Company	124,543	1,515	133,742	114,678
Non-controlling interests	217	3	187	663
Total comprehensive income for the year	₨ 124,760	$ 1,518	₨ 133,929	₨ 115,341